SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3:-SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements of the Company as of December 31, 2019, set forth in the Company's Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on April 7, 2020, except as discussed below:

a.Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model.

The value of the portion of the award is recognized as an expense over the requisite service periods in the Company's statement of operations. The Company account for forfeitures as they occur.

F - 10

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 3:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The fair value for the Company's stock options granted to employees was estimated using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2020	2019

Dividend yield	0%	0%
Risk-free interest rate	0.31%-1.61%	2.44%
Expected term (in years)	4.22	4.22
Volatility	55.89%-58.17%	66.69%

The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company's share.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The expected term of the options represents the period of time that the options are expected to be outstanding and is based on the simplified method, as allowed under Staff Accounting Bulletin No. 110, which is the mid point between the vesting date and the end of the contractual of the option.

b.Recently issued and adopted accounting standards :

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. The Company adopted Topic 326 effective January 1, 2020, based on the composition of the Company’s trade receivables and Contract assets. The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

c.Reclassification

Certain amounts in prior years' financial statements have been reclassified to conform to the current interim's presentation. The reclassification had no effect on previously reported net income or shareholders' equity as of June 30, 2020.